CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue
Licensing and collaboration revenue	$ 1,619,913
Operating expenses and income
Research and development expenses	(13,964,667)	$ (12,015,184)
Administrative expenses	(4,241,785)	(3,673,073)
Loss from operations	(16,586,539)	(15,688,257)
Interest and investment income	1,376,774	1,214,108
Interest expense	(140,344)	(318,422)
Other income, net	46,697	63,436
Foreign exchange gain (loss), net	(169,880)	1,252,353
Change in fair value of warrant liabilities	(973,556)
Loss before income tax	(16,446,848)	(13,476,782)
Income tax benefit (expense)	68,016	(458)
Net loss attributable to Adagene Inc.'s shareholders	(16,378,832)	(13,477,240)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	(245,054)	(1,168,652)
Total comprehensive loss attributable to Adagene Inc.'s shareholders	(16,623,886)	(14,645,892)
Net loss attributable to Adagene Inc.'s shareholders	(16,378,832)	(13,477,240)
Net loss attributable to ordinary shareholders	$ (16,378,832)	$ (13,477,240)
Weighted average number of ordinary shares used in per share calculation:
Basic (in shares)	70,773,769	58,891,864
Diluted (in shares)	70,773,769	58,891,864
Net loss per ordinary share
Basic (in dollars per share)	$ (0.23)	$ (0.23)
Diluted (in dollars per share)	$ (0.23)	$ (0.23)